Accounts Payable, Accrued Expenses and Other	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other

10. Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other as of December 31, 2016 and 2015 consisted of the following:

	December 31,
(in thousands)	2016	2015
Accounts payable	$2,692	$3,848
Accrued goods and services	7,534	8,283
Accrued clinical trial costs	8,776	9,170
Accrued drug purchase costs	480	6,620
Accrued payroll and related benefits	3,394	5,313
Accrued restructuring expenses	774	—
Accrued interest	2,100	3,041
Accrued dividends payable	19	19
Silver Creek warrant liability	1,499	—
Deferred tax incentives	1,402	445
Total accounts payable, accrued expenses and other	$28,670	$36,739